CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2017	May 31, 2018	May 31, 2017
Revenue	$ 1,976,910	$ 0	$ 3,156,263	$ 0	$ 0	$ 0
Cost of goods sold	1,046,667	0	1,806,611	0	0	0
Gross margin	930,243	0	1,349,652	0	0	0
Selling, general and administrative expenses	2,977,036	257,379	18,369,166	616,583	821,374	718,770
Startup costs	0	0	0	0	0	141,739
Professional fees	0	0	0	0	2,294,666	750,446
Total operating expenses	2,977,036	257,379	18,369,166	616,583	3,116,040	1,610,955
Operating loss	(2,046,793)	(257,379)	(17,019,514)	(616,583)	(3,116,040)	(1,610,955)
Other (income) expense:
Interest expense	652,450	806,965	2,336,669	881,831	4,709,940	2,571,171
Gain on settlement of debt	0	0	0	(3,480)	(3,480)	0
Loss on modification of related party debt	0	0	0	0	0	951,239
Loss on modification of debt	0	0	0	29,145	29,145	43,334
Loss on note exchange	0	404,082	0	404,082	404,082	0
Loss on extinguishment of debt	0	989,032	0	989,032	989,032	0
Prepayment Penalty	0	0	0	0	137,000	0
Change in fair value of derivative	0	68,140	0	174,090	195,725	(310,975)
Total other expense	652,450	2,268,219	2,336,669	2,474,700	6,461,444	3,254,769
Income (Loss) before income taxes	(2,699,243)	(2,525,598)	(19,356,183)	(3,091,283)	(9,577,484)	(4,865,724)
Income tax expense	0	0	0	0	0	0
Net income (loss)	$ (2,699,243)	$ (2,525,598)	$ (19,356,183)	$ (3,091,283)	$ (9,577,484)	$ (4,865,724)
Net income (loss) per share - basic (in Dollars per share)	$ (0.03)	$ (0.07)	$ (0.24)	$ (0.09)	$ (0.24)	$ (0.23)
Net income (loss) per share - diluted (in Dollars per share)	$ (0.03)	$ (0.07)	$ (0.24)	$ (0.09)	$ 0	$ 0
Weighted average shares outstanding - basic (in Shares)	90,338,339	35,039,032	80,765,385	33,946,441	39,224,613	20,778,785
Weighted average shares outstanding - diluted (in Shares)	90,338,339	35,039,032	80,765,385	33,946,441	0	0